MATERIAL ACCOUNTING POLICIES INFORMATION (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT
Machinery and Equipment	5 to 10 years
Office equipment	5 years
Computer	5 years